Income Taxes (Details) - Schedule of reconciliation statutory federal income tax	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation Statutory Federal Income Tax [Abstract]
Statutory federal tax rate	21.00%	21.00%
State tax expense	4.70%	4.30%
Acquired deferred tax assets	7.80%
PPP loan forgiveness	0.30%
Change in tax rate	(0.90%)
Amortization	(0.40%)
Other permanent items	(0.30%)	(0.10%)
Valuation allowance	(32.20%)	(25.20%)